Components of Accumulated Other Comprehensive (loss) Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gain on investments	$ 9.2	$ 9.4	$ 0.8
Tax effect	(2.6)	(2.8)	(0.3)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	6.6	6.6	0.5
Unrealized loss on derivative contracts	(39.0)	(32.3)	(27.1)
Tax effect	11.8	10.3	9.2
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax, Total	(27.2)	(22.0)	(17.9)
Actuarial loss	(751.9)	(722.5)	(465.1)
Prior service cost	(8.6)	(12.3)	(13.9)
Net initial obligation	(0.6)	(0.6)	(0.7)
Tax effect	264.6	257.3	167.3
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(496.5)	(478.1)	(312.4)
Currency translation adjustment	357.6	274.5	371.1
Accumulated other comprehensive (loss) income	$ (159.5)	$ (219.0)	$ 41.3